DEI Document	12 Months Ended
Dec. 31, 2019 shares
Document Information [Abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Entity Registrant Name	PAN AMERICAN SILVER CORP
Entity Central Index Key	0000771992
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	209,835,558